Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies [Abstract]
Net Trade Accounts Receivable Disaggregated by Revenue Source
The following table presents the Company’s net trade accounts receivable disaggregated by revenue source as at December 31, 2019 and 2018:

	December 31,
	2019	2018
Accounts receivable trade, net from spot charters	653	2,332
Accounts receivable trade, net from time charters	1,110	317
Total	1,763	2,649

Income Derived from Spot Charters
The following table presents the Company’s income statement figures derived from spot charters for the year ended December 31, 2019:

December 31, 2019
Vessel revenues, net of commissions	55,701
Voyage expenses	(33,109)
Total	22,592

Income Derived from Time Charters
The following table presents the Company’s income statement figures derived from time charters for the year ended December 31, 2019:

December 31,
2019
Vessel revenues, net of commissions	30,798
Voyage expenses	(3,532)
Total	27,266

Revenue from Charterers
Charterers individually accounting for more than 10% of revenues during the years ended December 31, 2019, 2018 and 2017 were:

Customer	2019	2018	2017
A	19%	26%	17%
B	18%	21%	-
C	15%	-	-
D	-	11%	17%
Total	52%	58%	34%